Profit Appropriation and Restricted Net Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Profit Appropriation And Restricted Net Assets
Minimum percentage of after-tax profit transferred by VIEs to statutory reserve fund	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory reserve funds	50.00%
Reserves made to non-distributable general reserve/statutory surplus funds (in dollars)	$ 139.0	$ 130.4
Net assets subject to restriction for the Group (in dollars)	$ 575.5
Percent of restricted net assets of total consolidated net assets	16.10%